Commodity risk management contracts (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Commodity risk management contracts [Abstract]
Schedule of Group's Derivative Contracts

The following table presents the Group’s derivative contracts in force as of December 31, 2019:

Period	Reference	Type	Volume bbl/d	Price US$/bbl

April 1, 2019 - March 31, 2020	ICE BRENT	Zero Premium 3 Way	2,000	45.00‑55.00 Put 79.02 Call
April 1, 2019 - March 31, 2020	ICE BRENT	Zero Premium 3 Way	2,000	45.00‑55.00 Put 79.00 Call
July 1 , 2019 - March 31,2020	ICE BRENT	Zero Premium 3 Way	4,000	45.00‑55.00 Put 81.50 Call
October 1, 2019 - December 31, 2020	ICE BRENT	Zero Premium 3 Way	2,000	45.00‑55.00 Put 71.00 Call
October 1, 2019 - December 31, 2020	ICE BRENT	Zero Premium 3 Way	2,000	45.00‑55.00 Put 73.80 Call
November 1, 2019 - December 31, 2020	ICE BRENT	Zero Premium 3 Way	2,000	45.00‑55.00 Put 65.20 Call
January 1, 2020 - December 31, 2020	ICE BRENT	Zero Premium 3 Way	2,000	45.00‑55.00 Put 69.00 Call
January 1, 2020 - December 31, 2020	ICE BRENT	Zero Premium 3 Way	2,000	45.00‑55.00 Put 70.00 Call

The following table presents the Group’s derivative contracts agreed after the balance sheet date:

Period	Reference	Type	Volume bbl/d	Price US$/bbl

April 1, 2020 - December 31, 2020	ICE BRENT	Zero Premium 3 Way	1,000	45.00‑55.00 Put 71.95 Call

Summary of Gain (Loss) on the Commodity Risk Management Contracts

The table below summarizes the gain (loss) on the commodity risk management contracts:

	2019	2018	2017
Realized gain (loss) on commodity risk management contracts	3,888	(26,098)	(2,148)
Unrealized (loss) gain on commodity risk management contracts	(26,411)	42,271	(13,300)
Total	(22,523)	16,173	(15,448)